Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2025
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 15: Securitizations and Variable Interest Entities
Involvement with Variable Interest Entities (VIEs)
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts, limited liability companies or partnerships that are established for a limited purpose. SPEs are often formed in connection with securitization transactions whereby financial assets are transferred to an SPE. SPEs formed in connection with securitization transactions are generally considered variable interest entities (VIEs). The VIE may alter the risk profile of the asset by entering into derivative transactions or obtaining credit support, and issues various forms of interests in those assets to investors. When we transfer financial assets from our consolidated balance sheet to a VIE in connection with a securitization, we typically receive cash and sometimes other interests in the VIE as proceeds for the assets we transfer. In certain transactions with VIEs, we may retain the right to service the transferred assets and repurchase the transferred assets if the outstanding balance of the assets falls below the level at which the cost to service the assets exceeds the benefits. In addition, we may purchase the right to service loans transferred to a VIE by a third party.

In connection with our securitization or other VIE activities, we have various forms of ongoing involvement with VIEs, which may include:
•underwriting securities issued by VIEs and subsequently making markets in those securities;
•providing credit enhancement on securities issued by VIEs through the use of letters of credit or financial guarantees;
•entering into derivative contracts with VIEs;
•holding senior or subordinated interests in VIEs;
•acting as servicer or investment manager for VIEs;
•providing administrative or trustee services to VIEs; and
•providing seller financing to VIEs.
Loan Sales and Securitization Activity
We periodically transfer consumer and commercial loans and other types of financial assets in securitization and whole loan sale transactions.

MORTGAGE LOANS SOLD TO GOVERNMENT SPONSORED ENTERPRISES AND TRANSACTIONS WITH GINNIE MAE. In the normal course of business we sell residential and commercial mortgage loans to GSEs. These loans are generally transferred into securitizations sponsored by the GSEs, which provide certain credit guarantees to investors and servicers. We also may transfer mortgage loans into securitization pools pursuant to Government National Mortgage Association (GNMA) guidelines which are insured by the FHA or guaranteed by the VA. Mortgage loans eligible for securitization with the GSEs or GNMA are considered conforming loans. The GSEs or GNMA design the structure of these securitizations, sponsor the involved VIEs, and have power over the activities most significant to the VIE.

We account for loans transferred in conforming mortgage loan securitization transactions as sales and do not consolidate the VIEs as we are not the primary beneficiary. In exchange for the transfer of loans, we typically receive securities issued by the VIEs which we sell to third parties for cash or hold for investment purposes as HTM or AFS securities. We may retain servicing rights on the transferred loans. As a servicer, we may retain the option to repurchase loans from certain loan securitizations, which becomes exercisable based on delinquency status such as when three scheduled loan payments are past due. When we have the unilateral option to repurchase a loan, we recognize the loan and a corresponding liability on our balance sheet regardless of our intent to repurchase the loan, and the loans remain pledged to the securitization. At December 31, 2025 and 2024, we recognized assets and related liabilities of $751 million and $1.5 billion, respectively, where we did not exercise our option to repurchase eligible loans. During the years ended December 31, 2025, 2024, and 2023, we repurchased loans of $392 million, $138 million, and $293 million, respectively.

Upon transfers of loans, we also provide indemnification for losses incurred due to material breaches of contractual representations and warranties as well as other recourse arrangements. At December 31, 2025 and 2024, our liability for these repurchase and recourse arrangements was $189 million and $188 million, respectively, and the maximum exposure to loss was $13.9 billion and $13.7 billion at December 31, 2025 and 2024, respectively.

Substantially all residential servicing activity is related to assets transferred to GSE and GNMA securitizations. See Note 6 (Mortgage Banking Activities) for additional information about residential and commercial servicing rights, advances and servicing fees.

NONCONFORMING MORTGAGE LOAN SECURITIZATIONS. In the normal course of business, we sell nonconforming mortgage loans in securitization transactions that we design and sponsor. Nonconforming mortgage loan securitizations do not involve a government credit guarantee, and accordingly, beneficial interest holders are subject to credit risk of the underlying assets held by the securitization VIE. We typically originate the transferred loans and account for the transfers as sales. We may retain the right to service the loans and may hold other beneficial interests issued by the VIE, such as debt securities held for investment purposes. For our commercial nonconforming mortgage loan securitizations accounted for as sales, we do not consolidate the VIE because the most significant decisions impacting the performance of the VIE are generally made by the special servicer or the controlling class security holder. For our residential nonconforming mortgage loan securitizations accounted for as sales, we either do not hold variable interests that we consider potentially significant or are not the primary servicer for a majority of the VIE assets.

WHOLE LOAN SALE TRANSACTIONS. We may also sell whole loans where we have continuing involvement in the form of financing and we account for these transfers as sales. When sales are to VIEs, we do not consolidate the VIEs as we do not have the power to direct the most significant activities of the VIEs.

Table 15.1 presents information about transfers of assets during the periods presented for which we recognized the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recognized servicing assets and/or securities, as applicable. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Transfers of residential mortgage loans are transactions with the GSEs or
GNMA and generally result in no gain or loss because the loans are typically measured at fair value on a recurring basis. Transfers of commercial mortgage loans include both transactions with the GSEs or GNMA and nonconforming transactions. These commercial mortgage loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 15.1: Transfers with Continuing Involvement

	Year ended December 31,
	2025		2024		2023
(in millions)	Residential mortgages	Commercial mortgages (1)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$8,239	16,659	8,303	18,132	13,823	8,872
Proceeds from transfer (2)	8,239	16,769	8,303	18,321	13,823	9,017
Net gains (losses) on sale	—	110	—	189	—	145

Continuing involvement (3):
Servicing rights recognized	$96	112	87	81	157	73
Securities recognized (4)	—	217	—	167	—	94
(1)In first quarter 2025, we sold the non-agency portion of our commercial mortgage third-party servicing business.
(2)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(3)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(4)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $4.2 billion for both years ended December 31, 2025 and 2024, and $6.0 billion for the year ended December 31, 2023.
In the normal course of business, we purchase certain non-agency securities at initial securitization or subsequently in the secondary market, which we hold for investment. We may also provide seller financing in the form of loans. During the years ended December 31, 2025, 2024, and 2023, we received cash flows of $143 million, $311 million, and $263 million, respectively, for VIEs with continuing involvement, related to principal and interest payments on these securities and loans. These amounts exclude cash flows related to trading activities.

Table 15.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.
Table 15.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2025	2024	2023
Prepayment rate (1)	15.2%	16.5	16.8
Discount rate	9.9	10.0	9.7
Cost to service ($ per loan)	$63	148	178
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
See Note 14 (Fair Value Measurements) and Note 6 (Mortgage Banking Activities) for additional information on key assumptions for residential MSRs.

RESECURITIZATION ACTIVITIES. We enter into resecuritization transactions as part of our trading activities to accommodate the investment and risk management activities of our customers. In resecuritization transactions, we transfer trading debt securities to VIEs in exchange for new beneficial interests that are sold to third parties at or shortly after securitization settlement. This activity is performed for customers seeking a specific return or risk profile. Substantially all of our transactions involve the resecuritization of conforming mortgage-backed securities issued by the GSEs or guaranteed by GNMA. We do not consolidate the resecuritization VIEs as we share in the decision-making power with third parties and do not hold significant economic interests in the VIEs other than for market-making activities. During the years ended December 31, 2025, 2024, and 2023, we transferred trading debt securities of $15.9 billion, $9.7 billion, and $12.7 billion, respectively, to resecuritization VIEs, and retained trading debt securities of $2.1 billion, $544 million, and $239 million, respectively. These amounts are not included in Table 15.1. As of December 31, 2025 and 2024, we held $1.1 billion and $819 million of trading debt securities, respectively. Total resecuritization VIE assets, to which we sold assets and hold an interest, were $52.9 billion and $44.1 billion at December 31, 2025 and 2024, respectively.
Sold or Securitized Loans Serviced for Others
Table 15.3 presents information about loans that we have originated and sold or securitized in which we have ongoing involvement as servicer. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status.
Table 15.3 excludes mortgage loans sold to and held or securitized by GSEs or GNMA of $461.8 billion and $528.1 billion at December 31, 2025 and 2024, respectively, due to guarantees provided by GSEs and the FHA and VA, which limit our credit risk associated with such securitizations. Delinquent loans and foreclosed assets related to loans sold to and held or securitized by GSEs and GNMA were $1.7 billion and $2.4 billion at December 31, 2025 and 2024, respectively.
Table 15.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025	Dec 31, 2024	2025	2024
Commercial (2)	$6	72,468	—	1,467	—	54
Residential	3,069	7,362	287	340	10	10
Total off-balance sheet sold or securitized loans	$3,075	79,830	287	1,807	10	64
(1)Includes $0 and $258 million of commercial foreclosed assets and $13 million and $18 million of residential foreclosed assets at December 31, 2025 and 2024, respectively.
(2)In first quarter 2025, we sold the non-agency portion of our commercial mortgage third-party servicing business.
Unconsolidated VIEs
MORTGAGE LOAN SECURITIZATIONS. Table 15.4 includes nonconforming mortgage loan securitizations where we originate and transfer the loans to the unconsolidated securitization VIEs that we sponsor. For additional information about these VIEs, see the “Loan Sales and Securitization Activity” section within this Note.

Conforming loan securitization and resecuritization transactions involving the GSEs and GNMA are excluded from Table 15.4 because we are not the sponsor or we do not have power over the activities most significant to the VIEs. Additionally, due to the nature of the guarantees provided by the GSEs and the FHA and VA, our credit risk associated with these VIEs is limited. For additional information about conforming mortgage loan securitizations and resecuritizations, see the “Loan Sales and Securitization Activity” and “Resecuritization Activities” sections within this Note.
COMMERCIAL REAL ESTATE LOANS. We may transfer purchased industrial development bonds and GSE credit enhancements to VIEs in exchange for beneficial interests. We may also acquire such beneficial interests in transactions where we do not act as a transferor. We own all of the beneficial interests and may also service the underlying mortgages that serve as collateral to the bonds. The GSEs have the power to direct the servicing and workout activities of the VIE in the event of a default, therefore we do not have control over the key decisions of the VIEs.

OTHER VIE STRUCTURES.  We engage in various forms of structured finance arrangements with other VIEs, including asset-backed finance structures. Collateral may include rental properties and mortgage loans. We may participate in structuring or marketing the arrangements as well as provide financing, service one or more of the underlying assets, or enter into derivatives with the VIEs. We may also receive fees for those services. We are not the primary beneficiary of these structures because we do not have power to direct the most significant activities of the VIEs.
Table 15.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.

In Table 15.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount on our consolidated balance sheet related to our involvement with the unconsolidated VIEs.

“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.

Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
Table 15.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2025
Nonconforming mortgage loan securitizations (3)	$2,585	—	274	10	—	284
Commercial real estate loans	4,998	4,984	—	14	—	4,998
Other	1,057	—	—	12	—	12
Total	$8,640	4,984	274	36	—	5,294
		Maximum exposure to loss
		Loans	Debt securities (1)	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	274	10	—	284
Commercial real estate loans		4,984	—	14	841	5,839
Other		—	—	12	157	169
Total		$4,984	274	36	998	6,292
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2024
Nonconforming mortgage loan securitizations (3)	$165,218	—	2,203	512	(4)	2,711
Commercial real estate loans	5,289	5,275	—	14	—	5,289
Other	1,186	67	—	10	—	77
Total	$171,693	5,342	2,203	536	(4)	8,077
		Maximum exposure to loss
		Loans	Debt securities (1)	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	2,203	512	4	2,719
Commercial real estate loans		5,275	—	14	695	5,984
Other		67	—	10	157	234
Total		$5,342	2,203	536	856	8,937
(1)Includes $29 million and $298 million of securities classified as trading assets at December 31, 2025 and 2024, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets. Other assets at December 31, 2024 were predominantly servicer advances.
(3)In first quarter 2025, we sold the non-agency portion of our commercial mortgage third-party servicing business. As a result, we no longer have continuing involvement in the form of servicing.
INVOLVEMENT WITH TAX CREDIT VIES. In addition to the unconsolidated VIEs in Table 15.4, we may invest in or provide funding to affordable housing, renewable energy or similar projects that are designed to generate a return primarily through the realization of federal income tax credits and other income tax benefits. Our affordable housing investments generate low-income housing tax credits and our renewable energy investments generate either production tax credits, investment tax credits, or both. The projects are typically managed by third-party sponsors who have the power over the VIE’s assets; therefore, we do not consolidate the VIEs. The carrying value of our equity investments in tax credit VIEs was $21.2 billion and $21.7 billion at December 31, 2025 and 2024, respectively. Additionally, we had loans to tax credit VIEs with a carrying value of $2.0 billion and $1.9 billion at December 31, 2025 and 2024, respectively.

Our maximum exposure to loss for tax credit VIEs at December 31, 2025 and 2024, was $31.1 billion and $29.1 billion, respectively. Our maximum exposure to loss included total unfunded equity and lending commitments of $7.8 billion and $5.5 billion at December 31, 2025 and 2024, respectively. Under these commitments, we are required to provide additional financial support during the investment period, at the discretion of project sponsors, or for certain renewable energy investments, on a contingent basis based on the amount of income tax credits earned. For equity investments accounted for using the proportional amortization method, a liability is recognized in accrued expenses and liabilities on our consolidated balance sheet for unfunded commitments that are either legally binding or contingent but probable of funding. The liability recognized for these commitments at December 31, 2025 and 2024, was $5.7 billion and $6.4 billion, respectively. Substantially all of these commitments are expected to be funded within three years. See Note 16 (Guarantees and Other Commitments) for additional information about unrecognized commitments to purchase equity securities.

Table 15.5 summarizes the impacts to our consolidated statement of income related to our affordable housing and renewable energy equity investments, which are accounted for using either the proportional amortization method or the equity method.
Table 15.5: Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments (1)

		Year ended December 31,
(in millions)		2025	2024	2023
Income (loss) before income tax expense:
Proportional amortization method investments		$165	77	31
Equity method investments (2)		(95)	(143)	(665)
Net income (loss) before income tax expense (3)	(A)	70	(66)	(634)
Income tax expense (benefit):
Proportional amortization of investments		3,382	2,971	1,650
Income tax credits and other income tax benefits		(4,429)	(3,990)	(3,176)
Net expense (benefit) recognized within income tax expense	(B)	(1,047)	(1,019)	(1,526)
Net income related to affordable housing and renewable energy tax credit investments	(A)-(B)	$1,117	953	892
(1)The amounts for the year ended December 31, 2023 do not reflect accounting changes related to our modified retrospective adoption of ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, effective January 1, 2024.
(2)Net losses presented include $497 million, $401 million, and $500 million of income from investment tax credits accounted for using the deferral method for the years ended December 31, 2025, 2024, and 2023, respectively.
(3)Generally included in other noninterest income on our consolidated statement of income.
Consolidated VIEs
We consolidate VIEs where we are the primary beneficiary. We are the primary beneficiary of the following structure types:

CREDIT CARD SECURITIZATIONS. We securitize credit card loans to provide a source of funding. Credit card securitizations involve the transfer of credit card loans to a master trust that issues debt securities to third party investors that are collateralized by the transferred credit card loans. The underlying securitized credit card loans and other assets in the master trust are available only for payment of the debt securities issued by the master trust; they are not available to pay our other obligations. In addition, the investors in the debt securities do not have recourse to the general credit of Wells Fargo.

We consolidate the master trust because, as the servicer of the credit card loans, we have the power to direct the activities that most significantly impact the economic performance and hold variable interests potentially significant to the VIE. We hold a minimum of 5% seller’s interest in the transferred credit card loans and we retain subordinated securities issued by the master trust, which collectively could result in exposure to potentially significant losses or benefits from the master trust. As of December 31, 2025 and 2024, we held seller’s interest of
$4.3 billion and $6.5 billion, respectively, in the transferred credit card loans and $1.5 billion (at par) and $750 million (at par), respectively, in the subordinated securities issued by the master trust, which are both eliminated on our consolidated financial statements. The transferred credit card loans and debt securities issued to third parties are recognized on our consolidated balance sheet, and classified as loans and long-term debt, respectively.

CORPORATE LOAN STRUCTURES. We consolidate a VIE associated with our customer accommodation trading activities involving derivatives and trading loans. These derivatives provide customers with exposure to the returns of referenced corporate loans, which we may hedge by holding those loans. We fund the VIE to purchase the loans, design and sponsor the entity, control its key decisions, and hold a significant variable interest.

COMMERCIAL FINANCING STRUCTURES. We provide the majority of debt and equity financing to an SPE that engages in commercial lending and leasing to specific vendors, and we service the underlying collateral. We consolidate this VIE as we hold a significant variable interest through our majority equity ownership and debt financing, which exposes us to potentially significant benefits and losses, and we hold the power to direct the activities that most significantly affect the VIE’s economic performance.

Table 15.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recognized on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.

On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 15.6: Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Trading assets (1)	Loans	All other assets (1)	Long-term debt	Accrued expenses and other liabilities
December 31, 2025
Credit card securitizations	$9,860	—	9,653	50	(3,775)	(7)
Corporate loan structures	2,307	2,271	—	36	—	(6)
Commercial financing structures	1,768	—	1,629	138	—	(193)
Total consolidated VIEs	$13,935	2,271	11,282	224	(3,775)	(206)
December 31, 2024
Credit card securitizations	$9,803	—	9,615	25	(2,240)	(5)
Corporate loan structures	479	472	—	7	—	(1)
Commercial financing structures	1,737	—	1,570	167	—	(118)
Total consolidated VIEs	$12,019	472	11,185	199	(2,240)	(124)
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Other Transactions
In addition to the transactions included in the previous tables, we used wholly-owned trust preferred security VIEs to issue debt securities or preferred equity exclusively to third-party investors. As the sole assets of the VIEs were receivables from us, we did not consolidate the VIEs even though we owned all of the voting equity shares of the VIEs, had fully guaranteed the obligations of the VIEs, and had the right to redeem the third-party securities under certain circumstances. On our consolidated balance sheet, we reported the debt securities issued to the VIEs as long-term junior subordinated debt. In second quarter 2025, we redeemed the long-term junior subordinated debt, which triggered the redemption of the securities issued by the VIEs to third-party investors. See Note 9 (Long-Term Debt) for additional information about the trust preferred securities.